Plants, Equipment And Facilities (Summary Of Depreciable Lives Of Assets) (Details)	12 Months Ended
Dec. 31, 2011 Y
Composite Depreciation [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, average, years	31
Composite Depreciation [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	5
Depreciable lives of assets, maximum, years	18
Straight-Line Depreciation [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	20
Depreciable lives of assets, maximum, years	33
Straight-Line Depreciation [Member] | Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable lives of assets, minimum, years	3
Depreciable lives of assets, maximum, years	15